Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net Income	$ 3,289,000	$ 3,226,000	$ 2,164,000	$ 1,549,000	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	$ 10,228,000	$ 12,774,000
Adjustments to Reconcile Net Income to Net Cash Used in Operating Activities:
Discount Accretion and Premium Amortization, Net									(6,498,000)	(6,800,000)
Net Cash Used By Operating Activities									21,872,000	19,281,000
Investing Activities:
Net Cash Used By Investing Activities									(136,975,000)	(136,087,000)
Financing Activities:
Repurchase of Subordinated Debentures									3,500,000	0
Proceeds from Issuance of Preferred Stock									82,949,000	0
Dividends Paid to Shareholders-Common Stock									(2,472,000)	(1,431,000)
Net Cash Provided (Used) By Financing Activities									115,982,000	126,404,000
Cash and Cash Equivalents at Beginning of Year				27,623,000					27,623,000
Cash and Cash Equivalents at End of Year	28,502,000				27,623,000				28,502,000	27,623,000
Parent Company [Member]
Operating Activities:
Net Income									10,228,000	12,774,000
Adjustments to Reconcile Net Income to Net Cash Used in Operating Activities:
Equity in Earnings of Security Federal Bank									(10,668,000)	(14,110,000)
Discount Accretion and Premium Amortization, Net									125,000
Decrease in Accounts Receivable and Other Assets									89,000	59,000
Increase (Decrease) in Accounts Payable and Other Liabilities									19,000	0
Net Cash Used By Operating Activities									(647,000)	(1,277,000)
Investing Activities:
Purchase of Investment Securities HTM									62,512,000	0
Proceeds from Principal Paydowns of HTM Securities									1,818,000	0
Investment in Subsidiary									(7,000,000)	0
Net Cash Used By Investing Activities									(67,694,000)	0
Financing Activities:
Repurchase of Subordinated Debentures									(3,500,000)	0
Proceeds from Issuance of Preferred Stock									82,949,000	0
Dividends Paid to Shareholders-Common Stock									(2,472,000)	(1,431,000)
Net Cash Provided (Used) By Financing Activities									76,977,000	(1,431,000)
Net Increase (Decrease) in Cash									8,636,000	(2,708,000)
Cash and Cash Equivalents at Beginning of Year				$ 20,177,000				$ 22,885,000	20,177,000	22,885,000
Cash and Cash Equivalents at End of Year	$ 28,813,000				$ 20,177,000				28,813,000	20,177,000
Condensed Cash Flow Statements, Captions [Line Items]
Purchase of Investment Securities HTM									62,512,000	0
Proceeds from Principal Paydowns of HTM Securities									1,818,000	0
Investment in Subsidiary									$ (7,000,000)	$ 0